LONG-TERM DEPOSITS AND PREPAYMENTS	12 Months Ended
Dec. 31, 2017
LONG-TERM DEPOSITS AND PREPAYMENTS
LONG-TERM DEPOSITS AND PREPAYMENTS

4.  LONG-TERM DEPOSITS AND PREPAYMENTS

The Group’s subsidiaries and VIEs are required to pay certain amounts of deposit to airline companies and hotel suppliers. The subsidiaries and VIEs are also required to pay deposit to local travel bureau as pledge for insurance of traveler’s safety.

Components of long-term deposit and prepayments as of December 31, 2016 and 2017 were as follows:

	2016	2017
	RMB	RMB
Deposits paid to airline suppliers	244,072,331	276,128,171
Prepayments for purchase of long lived assets	625,084,070	241,378,538
Deposits paid to hotel suppliers	126,728,198	74,723,795
Others	151,394,598	247,689,752

Total	1,147,279,197	839,920,256